Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(9)	Income Taxes

The composition of income tax (benefit) expense for 2011, 2010, and 2009 is as follows:

	2011	2010	2009
Current:
Federal	$374,369	$(836,846)	$2,131,373
State	(214,183)	79,556	354,072

Total current	160,186	(757,290)	2,485,445

Deferred:
Federal	385,594	(2,090,598)	(564,779)
State	45,364	(238,925)	(64,546)

Total deferred	430,958	(2,329,523)	(629,325)

Total income tax (benefit) expense	$591,144	$(3,086,813)	$1,856,120

Applicable income tax (benefit) expense for financial reporting purposes differ from the amount computed by applying the statutory Federal income tax rate for the reasons noted in the table below:

	2011		2010		2009
	Amount	%	Amount	%	Amount	%
Income (loss) before provision for income tax (benefit) expense	$3,448,414		$(6,638,553)		$6,811,877

Tax at statutory Federal income tax rate	$1,172,461	34.00%	$(2,257,108)	34.00%	$2,316,038	34.00%
Tax-exempt income	(404,001)	(11.72)	(445,020)	6.70	(508,002)	(7.46)
State income tax, net of Federal tax benefit	(111,421)	(3.23)	(105,184)	1.58	191,087	2.81
Other, net	(65,895)	(1.91)	(279,501)	4.22	(143,003)	(2.10)

Provision for income tax (benefit) expense	$591,144	17.14%	$(3,086,813)	46.50%	$1,856,120	27.25%

The components of deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are as follows:

	2011	2010

Deferred tax assets:
Allowance for loan losses	$5,247,505	$5,680,298
Nonaccrual loan interest	1,033,195	1,208,665
Core deposit intangible	882,583	873,017
Goodwill	2,831,425	3,263,670
Impairment of other real estate owned	2,734,539	2,547,425
Deferred compensation	26,879	46,878
Deferred taxes on pension	1,379,898	240,349
Pension	276,331	—
Other	548,980	447,485

Total deferred tax assets	14,961,335	14,307,787

Deferred tax liabilities:
Premises and equipment	960,245	999,943
Mortgage servicing rights	791,037	789,759
FHLB stock dividend	100,282	102,921
Assets held for sale	108,735	—
Available-for-sale securities	2,176,790	655,060
Pension	—	118,265
Other	1,892	6,345

Total deferred tax liabilities	4,138,981	2,672,293

Net deferred tax asset	$10,822,354	$11,635,494

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not the Company will realize the benefits of these temporary differences at December 31, 2011 and, therefore, has not established a valuation reserve.

At December 31, 2011, the accumulation of prior years’ earnings representing tax bad debt deductions of the Bank was $2,931,503. If these tax bad debt reserves were charged for losses other than bad debt losses, the Bank would be required to recognize taxable income in the amount of the charge. It is not contemplated that such tax-restricted retained earnings will be used in a manner that would create federal income tax liabilities.

The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. As a result of the lapse of the statue of limitations for the 2007 tax year, the Company recognized $340,351 of gross unrecognized tax benefits and $30,969 of accrued interest. This resulted in a decrease of the effective tax rate for the year-ended December 31, 2011 compared to December 31, 2010. As of December 31, 2011, the Company did not have any uncertain tax provisions.

A reconciliation of the beginning and ending amount of the unrecognized tax benefits is as follows:

	2011	2010	2009
Unrecognized tax benefits as of January 1,	$340,351	$562,076	$748,942
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during prior years	—	—	—
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during year	—	—	—
The amount of decreases in unrecognized tax benefits relating to settlements with taxing authorities	—	—	—
Reductions to unrecognized benefits as a result of a lapse of the applicable statute of limitations	(340,351)	(221,725)	(186,866)

Unrecognized tax benefits as of December 31,	$—	$340,351	$562,076